UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22260

RMR REAL ESTATE INCOME FUND
(Exact name of registrant as specified in charter)

Two Newton Place, 255 Washington Street, Suite 300 Newton, Massachusetts		02458
(Address of principal executive offices)		(Zip code)

Fernando Diaz, President RMR Real Estate Income Fund Two Newton Place, 255 Washington Street, Suite 300 Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Mark Berman

State Street Bank and Trust Company

1 Iron Street, 10th Floor

Boston, Massachusetts 02210

Karen Jacoppo-Wood, Esq.

State Street Bank and Trust Company

One Lincoln Street, Boston, Massachusetts 02111

Registrant’s telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31, 2017

Date of reporting period:	March 31, 2017

RMR Real Estate Income Fund

Portfolio of Investments  —  March 31, 2017 (unaudited)

Company	Shares	Value
COMMON STOCKS – 97.9%
REAL ESTATE INVESTMENT TRUSTS – 95.4%
APARTMENTS – 14.6%
American Campus Communities, Inc. (a)(b)	26,900	$1,280,171
Apartment Investment & Management Co. (a)	38,745	1,718,341
AvalonBay Communities, Inc. (a)	28,875	5,301,450
Bluerock Residential Growth REIT, Inc. (a)	300,000	3,693,000
Camden Property Trust	5,000	402,300
Equity Residential (a)	84,000	5,226,480
Essex Property Trust, Inc. (a)	12,500	2,894,125
Independence Realty Trust, Inc. (a)	415,709	3,895,193
Mid-America Apartment Communities, Inc. (a)	25,171	2,560,897
UDR, Inc. (a)	39,000	1,414,140
		28,386,097
DATA CENTERS – 2.6%
CyrusOne, Inc.	15,000	772,050
Digital Realty Trust, Inc. (a)	40,000	4,255,600
		5,027,650
DIVERSIFIED – 8.0%
Armada Hoffler Properties, Inc. (a)	70,000	972,300
Colony NorthStar, Inc.	54,980	709,792
Gladstone Commercial Corp.	22,742	470,077
Gramercy Property Trust	61,681	1,622,210
Investors Real Estate Trust	62,810	372,463
Lexington Realty Trust (a)	339,058	3,383,799
One Liberty Properties, Inc.	17,870	417,443
VEREIT, Inc. (a)	233,716	1,984,249
Vornado Realty Trust (a)	44,835	4,497,399
Whitestone REIT	88,502	1,224,868
		15,654,600
FREE STANDING – 4.5%
Agree Realty Corp.	15,000	719,400
National Retail Properties, Inc. (a)	108,900	4,750,218
Realty Income Corp. (a)	51,900	3,089,607
STORE Capital Corp.	10,000	238,800
		8,798,025
HEALTH CARE – 16.2%
Global Medical REIT, Inc.	80,000	726,400
HCP, Inc. (a)	116,029	3,629,387
Healthcare Realty Trust, Inc. (a)(b)	50,897	1,654,153
Healthcare Trust of America, Inc.	10,000	314,600
LTC Properties, Inc. (a)	48,897	2,342,166
Medical Properties Trust, Inc. (a)	350,320	4,515,625
National Health Investors, Inc. (a)	58,958	4,282,120
Omega Healthcare Investors, Inc. (a)(b)	33,298	1,098,501
Physicians Realty Trust	169,791	3,373,747
Sabra Health Care REIT, Inc. (a)(b)	87,254	2,437,004
Ventas, Inc. (a)	80,000	5,203,200
Welltower, Inc. (a)(b)	29,200	2,067,944
		31,644,847
INDUSTRIAL – 6.9%
DCT Industrial Trust, Inc.	23,862	1,148,239
Duke Realty Corp. (a)	36,100	948,347
Liberty Property Trust (a)	64,737	2,495,611
Monmouth Real Estate Investment Corp.	114,962	1,640,508
Prologis, Inc. (a)	49,088	2,546,686
Rexford Industrial Realty, Inc.	21,000	472,920
STAG Industrial, Inc. (a)	164,693	4,120,619
		13,372,930
LODGING/RESORTS – 6.1%
Apple Hospitality REIT, Inc.	10,000	191,000
Ashford Hospitality Prime, Inc. (a)	32,797	347,976
Ashford Hospitality Trust, Inc. (a)	105,000	668,850
Chatham Lodging Trust (a)	46,000	908,500
Chesapeake Lodging Trust (a)	70,900	1,698,764
Condor Hospitality Trust, Inc.	58,255	617,503
DiamondRock Hospitality Co. (a)	55,603	619,973
FelCor Lodging Trust, Inc.	35,000	262,850
Hersha Hospitality Trust	97,645	1,834,750
Host Hotels & Resorts, Inc. (a)	24,000	447,840
LaSalle Hotel Properties (a)	10,000	289,500
Park Hotels & Resorts, Inc.	4,328	111,100
Pebblebrook Hotel Trust (a)	43,100	1,258,951
RLJ Lodging Trust (a)	41,900	985,069
Summit Hotel Properties, Inc. (a)	98,203	1,569,284
		11,811,910
MANUFACTURED HOMES – 4.3%
Sun Communities, Inc. (a)	72,856	5,852,522
UMH Properties, Inc.	160,979	2,448,491
		8,301,013
MORTGAGE – 0.5%
Annaly Capital Management, Inc. (a)	45,000	499,950
RAIT Financial Trust	178,419	570,941
		1,070,891
OFFICE – 13.0%
Alexandria Real Estate Equities, Inc. (a)	35,100	3,879,252
Boston Properties, Inc. (a)	24,100	3,191,081
Brandywine Realty Trust (a)	165,300	2,682,819
City Office REIT, Inc.	137,915	1,675,667
Corporate Office Properties Trust (a)	68,500	2,267,350
Douglas Emmett, Inc. (a)	39,322	1,509,965
First Potomac Realty Trust (a)	98,364	1,011,182
Franklin Street Properties Corp.	54,700	664,058
Highwoods Properties, Inc. (a)(b)	50,000	2,456,500
Hudson Pacific Properties, Inc.	1,000	34,640
Kilroy Realty Corp. (a)	28,600	2,061,488
Mack-Cali Realty Corp. (a)	58,030	1,563,328
SL Green Realty Corp. (a)	22,900	2,441,598
		25,438,928
REGIONAL MALLS – 7.3%
CBL & Associates Properties, Inc. (a)	84,000	801,360
GGP, Inc.	30,000	695,400
Pennsylvania Real Estate Investment Trust (a)	127,628	1,932,288
Simon Property Group, Inc. (a)	43,427	7,470,747
The Macerich Co. (a)	28,470	1,833,468
Washington Prime Group, Inc. (a)	179,148	1,556,796
		14,290,059
SHOPPING CENTERS – 4.1%
Acadia Realty Trust	15,000	450,900
Brixmor Property Group, Inc.	15,000	317,089
Cedar Realty Trust, Inc. (a)	103,627	520,208
DDR Corp. (a)	62,000	776,860
Kimco Realty Corp. (a)	110,000	2,429,900
Kite Realty Group Trust (a)	40,125	862,687

See notes to portfolio of investments.

Company	Shares	Value
COMMON STOCKS – CONTINUED
REAL ESTATE INVESTMENT TRUSTS – CONTINUED
Weingarten Realty Investors (a)(b)	76,500	$2,554,335
		7,911,979
SPECIALTY – 4.0%
EPR Properties (a)	97,950	7,212,059
Farmland Partners, Inc.	59,344	662,872
		7,874,931
STORAGE – 3.3%
CubeSmart (a)	15,000	389,400
Extra Space Storage, Inc.	12,390	921,692
Life Storage, Inc. (a)	15,000	1,231,800
Public Storage (a)	17,700	3,874,707
		6,417,599
Total Real Estate Investment Trusts (Cost $141,212,513)		186,001,459

OTHER – 2.5%
Carador PLC	5,496,600	4,136,192
Marriott International, Inc.	8,000	753,440
Total Other (Cost $7,887,004)		4,889,632
Total Common Stocks (Cost $149,099,517)		190,891,091

PREFERRED STOCKS – 38.5%
REAL ESTATE INVESTMENT TRUSTS – 38.5%
APARTMENTS – 3.0%
Bluerock Residential Growth REIT, Inc., Series A	180,000	4,680,000
Bluerock Residential Growth REIT, Inc., Series C	37,645	963,712
Bluerock Residential Growth REIT, Inc., Series D	11,900	292,502
		5,936,214
DATA CENTERS – 1.6%
CoreSite Realty Corp., Series A	30,000	772,200
Digital Realty Trust, Inc., Series F (a)	25,000	630,750
Digital Realty Trust, Inc., Series G	30,000	760,500
DuPont Fabros Technology, Inc., Series C	35,000	945,000
		3,108,450
DIVERSIFIED – 3.2%
Colony NorthStar, Inc., Series B	22,000	561,440
Colony NorthStar, Inc., Series D	13,000	336,570
Colony NorthStar, Inc., Series E	36,999	973,444
Gladstone Commercial Corp., Series D	100,000	2,517,000
Investors Real Estate Trust, Series B	70,000	1,771,000
		6,159,454
HEALTH CARE – 0.8%
Sabra Health Care REIT, Inc., Series A (a)	60,600	1,569,843

INDUSTRIAL – 1.5%
STAG Industrial, Inc., Series B	37,700	954,941
STAG Industrial, Inc., Series C	55,000	1,431,100
Terreno Realty Corp., Series A	20,000	507,800
		2,893,841
LODGING/RESORTS – 12.2%
Ashford Hospitality Prime, Inc., Series B (c)	25,000	491,750
Ashford Hospitality Trust, Inc., Series A	70,482	1,795,176
Ashford Hospitality Trust, Inc., Series D	155,756	3,932,839
Ashford Hospitality Trust, Inc., Series F	58,600	1,443,318
Ashford Hospitality Trust, Inc., Series G	250,000	5,990,000
Chesapeake Lodging Trust, Series A	65,000	1,634,100
FelCor Lodging Trust, Inc., Series A (c)	84,600	2,062,548
Hersha Hospitality Trust, Series C (a)	46,000	1,183,350
Hersha Hospitality Trust, Series D	70,000	1,759,800
Hersha Hospitality Trust, Series E	20,500	506,145
Pebblebrook Hotel Trust, Series C (a)	78,684	1,987,558
Summit Hotel Properties, Inc., Series B (a)	3,300	84,744
Summit Hotel Properties, Inc., Series C (a)	32,582	837,032
		23,708,360
MANUFACTURED HOMES – 1.9%
Sun Communities, Inc., Series A (a)	40,000	1,032,000
UMH Properties, Inc., Series A (a)	37,500	969,750
UMH Properties, Inc., Series B	66,650	1,793,885
		3,795,635
MORTGAGE – 3.5%
Annaly Capital Management, Inc., Series E	10,200	256,734
Arbor Realty Trust, Inc., Series B	3,373	84,696
ARMOUR Residential REIT, Inc., Series B	30,000	708,000
iStar, Inc., Series D	11,810	294,541
iStar, Inc., Series G	21,241	516,156
MFA Financial, Inc., Series B	17,171	430,992
New York Mortgage Trust, Inc., Series B	33,450	801,462
RAIT Financial Trust, Series A	136,497	2,929,226
RAIT Financial Trust, Series B	35,122	802,538
		6,824,345
OFFICE – 2.2%
Brandywine Realty Trust, Series E (a)	23,000	576,610
Corporate Office Properties Trust, Series L	110,000	2,776,400
SL Green Realty Corp., Series I (a)	40,000	1,020,000
		4,373,010
REGIONAL MALLS – 2.7%
CBL & Associates Properties, Inc., Series D (a)	60,761	1,457,656
CBL & Associates Properties, Inc., Series E	15,000	350,100
Pennsylvania Real Estate Investment Trust, Series A	20,000	503,200
Pennsylvania Real Estate Investment Trust, Series B (a)	40,000	1,007,200
Washington Prime Group, Inc., Series H	45,000	1,124,550

See notes to portfolio of investments.

Company	Shares	Value
PREFERRED STOCKS – CONTINUED
REAL ESTATE INVESTMENT TRUSTS – CONTINUED
Washington Prime Group, Inc., Series I	30,000	$748,500
		5,191,206
SHOPPING CENTERS – 5.1%
Cedar Realty Trust, Inc., Series B	133,029	3,300,449
DDR Corp., Series J (a)	45,586	1,146,488
DDR Corp., Series K (a)	86,000	2,167,200
Retail Properties of America, Inc., Series A	70,000	1,788,500
Urstadt Biddle Properties, Inc., Series F (a)	20,000	516,300
Wheeler Real Estate Investment Trust, Inc., Series D (c)	42,000	1,092,420
		10,011,357
SPECIALTY – 0.8%
EPR Properties, Series E (a)(c)	16,400	586,956
EPR Properties, Series F (a)	40,000	1,020,200
		1,607,156
Total Real Estate Investment Trusts (Cost $70,716,462)		75,178,871
Total Preferred Stocks (Cost $70,716,462)		75,178,871

INVESTMENT COMPANIES – 1.1%
BlackRock Credit Allocation Income Trust	19,451	255,975
Cohen & Steers Quality Income Realty Fund, Inc. (a)	100,297	1,232,650
Eaton Vance Enhanced Equity Income Fund II	35,188	475,390
Nuveen Real Estate Income Fund (a)	13,293	147,552
Total Investment Companies (Cost $2,018,404)		2,111,567

SHORT-TERM INVESTMENTS – 1.2%
MONEY MARKET FUNDS – 1.2%
State Street Institutional U.S. Government Money Market Fund, 0.83% (d) (Cost $2,298,092)	2,298,092	2,298,092
Total Investments – 138.7% (Cost $224,132,475)		270,479,621
Other assets less liabilities – 0.7%		1,204,632
Revolving credit facility – (30.8)%		(60,000,000)
Preferred Shares, at liquidation preference – (8.6)%		(16,675,000)
Net Assets applicable to common shareholders – 100.0%		$195,009,253

Notes to Portfolio of Investments

(a)                                 As of March 31, 2017, the Fund has pledged portfolio securities with a market value of $127,482,556 as collateral in connection with its revolving credit facility with BNP Paribas Prime Brokerage International, Ltd. (“PBL”). Those pledged securities comprised all or a portion of the shares noted by this footnote (a).

(b)                                 As of March 31, 2017, pledged portfolio securities of the Fund with a market value of $8,450,001 (see Note (a)) have been rehypothecated by PBL as permitted by the Fund’s revolving credit facility. Those rehypothecated securities comprised all or a portion of the securities noted by this footnote (b).

(c)                                  Convertible into common stock.

(d)                                 Rate reflects 7 day yield as of March 31, 2017.

RMR Real Estate Income Fund

Notes to Portfolio of Investments

March 31, 2017 (unaudited)

1. Portfolio Valuation

Investment securities of RMR Real Estate Income Fund, (the “Fund”), are valued as of the close of trading at the latest sales price whenever that price is readily available on that day; securities for which no sales were reported on that day, unless otherwise noted, are valued at the average of the closing bid and ask prices on that day. Securities traded primarily on the NASDAQ Stock Market, or NASDAQ, are normally valued by the Fund at the NASDAQ Official Closing Price, or NOCP, provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer to the most recently reported price as of 4:00:02 p.m., eastern time, that day. Some fixed income securities may be valued using values provided by a pricing service.

To the extent the Fund holds foreign securities in its portfolio, those are valued at the latest sales price reflected on the consolidated tape of the exchange that reflects the principal market for such securities whenever that price is readily available on that day; securities for which no sales were reported on that day, unless otherwise noted, are valued at the average of the closing bid and ask prices on that day. Some foreign markets close before the close of customary trading sessions on the New York Stock Exchange, or NYSE (usually 4:00 p.m. eastern time). Often, events occur after the principal foreign exchange on which foreign securities trade has closed, but before the NYSE closes, that the Fund determines could affect the value of the foreign securities the Fund owns or cause their earlier trading prices to be unreliable as a basis for determining value. If these events are expected to materially affect the Fund’s net asset value, or NAV, the prices of such securities are adjusted to reflect their estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Fund’s board of trustees.

Any of the Fund’s securities which are not readily marketable, which are not traded or which have other characteristics of illiquidity are valued by the Fund at fair value as determined in good faith under procedures established by the Fund’s board of trustees.

Numerous factors may be considered when determining fair value of a security, including cost at date of purchase, type of security, the nature and duration of restrictions on disposition of the security and whether the issuer of the security being fair valued has other securities of the same type outstanding. See Note 2 for a further description of fair value measurements.

Short term debt securities with less than 60 days until maturity may be valued at amortized cost plus interest accrued or, if lower, the carrying value, in each case if such value approximates fair value.

2. Fair Value Measurements

The Fund reports the value of its securities at their fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. When valuing portfolio securities, the Fund uses observable market data when possible and otherwise uses other significant observable or unobservable inputs for fair value measurements. Inputs refer broadly to the assumptions the Fund believes that market participants would use in valuing the asset or liability, including assumptions about risk; for example, the risk inherent in using a particular valuation technique to measure fair value and the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in valuing the asset or liability developed based on market data obtained from independent sources. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. The three tier hierarchy of inputs used to value securities reported in these financial statements is summarized below:

•                  Level 1 — unadjusted quoted prices in active markets for identical investments.

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.).

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Fund uses broker quotes, issuer company financial information and other market indicators to value the securities whose prices are not readily available. The types of inputs used to value a security may change as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

RMR Real Estate Income Fund

Notes to Portfolio of Investments - continued

March 31, 2017 (unaudited)

When the S&P 500 Index (an unmanaged index published as Standard & Poor’s Composite Index of 500 common stocks) fluctuates more than 0.75% from the previous day close, the Fund believes that the closing price of foreign securities on the principal foreign exchange on which they trade may no longer represent the fair value of those securities at the time the U.S. market closes, in which case, the Fund fair values those foreign securities. In such circumstances, the Fund reports holdings in foreign securities at their fair values as determined by an independent security pricing service. The service uses a multi-factor model that includes such information as the security’s local closing price, relevant general and sector indices, currency fluctuations, depository receipts and futures, as applicable. The model generates an adjustment factor for each security that is applied to the local closing price to adjust it for post closing events, resulting in the security’s reported fair value. The adjustment factor is applied to a security only if the minimum confidence interval is 75% or more. The types of inputs may change as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

All of the Fund’s investments were valued using Level 1 inputs on March 31, 2017. The Fund recognizes interperiod transfers between the input levels as of the end of the period. During the period there were no transfers of investments between Level 1, Level 2 and Level 3.

3. Tax Information

Although subject to adjustments, the cost, gross unrealized appreciation and unrealized depreciation of the Fund’s investments for federal income tax purposes as of March 31, 2017, are as follows:

Cost	$224,922,450
Gross unrealized appreciation	$57,197,588
Gross unrealized depreciation	(11,640,417)
Net unrealized appreciation	$45,557,171

The $789,975 difference between the financial reporting cost basis and  tax cost basis of the Fund’s investments as of March 31, 2017 is due to the different treatment of wash sales of portfolio investments and non-taxable distributions received from portfolio investments for financial and tax reporting purposes.

Item 2.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act attached hereto.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR REAL ESTATE INCOME FUND

By:	/s/ Fernando Diaz
Fernando Diaz
President (Principal Executive Officer)

Date:	May 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Fernando Diaz
Fernando Diaz
President (Principal Executive Officer)

Date:	May 19, 2017

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer (Principal Financial Officer)

Date:	May 19, 2017